Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax
Net operating loss carryforwards	$ 1,338,000
Net operating loss carryforwards expiration year	Expires commencing 2025 through the year 2028.
Deferred tax asset tax loss carryforwards	$ 455,000
Ownership interest	50.00%